SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], Global Telematics [Member])	6 Months Ended
Jun. 30, 2014
Subsequent Event [Member] | Global Telematics [Member]
Subsequent Event [Line Items]
Business Acquisition, Effective Date of Acquisition	Sep. 09, 2014
Noncontrolling Interest, Ownership Percentage by Parent	100.00%